Convertible Debentures - META Growth (Details) - Unsecured convertible debentures	Nov. 28, 2018 $ / shares
Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price	$ 0.75
Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price	$ 11.25